Accrued Expenses and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following:

	As of
	September 30, 2023	December 31, 2022
	(in thousands)
Accrued research and development expenses	$8,198	$9,447
Accrued compensation and benefits	6,660	5,953
Accrued professional fees	648	1,052
Accrued other	205	2,263

Total accrued expenses and other liabilities	$15,711	$18,715